Parent company only condensed financial information - CONDENSED BALANCE SHEETS - Parenthetical (Details) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Parent company only condensed financial information
Ordinary shares, par value (in dollars per share)	$ 0.0001
Class A ordinary shares
Parent company only condensed financial information
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	2,900,000,000	2,900,000,000
Ordinary shares, shares issued (in shares)	345,669,034	340,316,306
Ordinary shares, shares outstanding (in shares)	340,876,937	339,104,792
Class B ordinary shares
Parent company only condensed financial information
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	100,000,000	100,000,000
Ordinary shares, shares issued (in shares)	73,680,917	73,680,917
Ordinary shares, shares outstanding (in shares)	73,680,917	73,680,917
Parent company | Class A ordinary shares
Parent company only condensed financial information
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	2,900,000,000	2,900,000,000
Ordinary shares, shares issued (in shares)	345,669,034	340,316,306
Ordinary shares, shares outstanding (in shares)	340,876,937	339,104,792
Parent company | Class B ordinary shares
Parent company only condensed financial information
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	100,000,000	100,000,000
Ordinary shares, shares issued (in shares)	73,680,917	73,680,917
Ordinary shares, shares outstanding (in shares)	73,680,917	73,680,917